UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05740

Putnam Managed Municipal Income Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Semiannual Report
Putnam Managed
Municipal Income
Trust
April 30, 2026
Not FDIC Insured No Bank Guarantee May Lose Value
.
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Managed Distribution Policy : The Fund has implemented a managed distribution plan (the "Distribution Plan") whereby the Fund will distribute a level distribution amount to shareholders. Until May 31, 2026, the Fund made monthly distributions to shareholders at the rate of $0.0265 per share. Effective June 1, 2026, the Fund intends to make monthly distributions to shareholders at the rate of $0.0330 per share. Management will generally distribute amounts necessary to satisfy the Distribution Plan and the requirements prescribed by excise tax rules and Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").
The Distribution Plan is intended to provide shareholders with a consistent distribution each month and is intended to narrow the discount between the market price and the NAV of the Fund's common shares, but there is no assurance that the Distribution Plan will be successful in doing so.
Under the Distribution Plan, to the extent that sufficient investment income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund's investment performance from the amount of the Fund's distributions or from the terms of the Distribution
Plan.
The Board may amend the terms of the Distribution Plan or terminate the Distribution Plan at any time without prior notice to the
Fund’s shareholders, however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Distribution Plan. The amendment or termination of the Distribution Plan could have an adverse effect on the market price of the Fund’s common shares. The Distribution Plan will be subject to the periodic review by the Board, including a yearly review of the annual minimum fixed rate to determine if an adjustment should be made.
Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of the current distribution or from the terms of the Fund’s Plan. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes.
Please see the "Important Information to Shareholders" section for additional information.

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 4
Financial Highlights and Schedule of Investments 6
Financial Statements 22
Notes to Financial Statements 25
Important Information to Shareholders 33
Annual Meeting of Shareholders 34
Dividend Reinvestment and Cash Purchase Plan 35
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Putnam Managed Municipal Income Trust
Dear Shareholder,
This semiannual report for Putnam Managed Municipal
Income Trust covers the period ended April 30, 2026.
Fund Overview
Your Fund’s Goal and Main Investments
The goal of the Fund is to seek a high level of current
income exempt from federal income tax. The Fund intends
to achieve its goal by investing in a diversified portfolio of tax-exempt municipal securities which management believes
does not involve undue risk to income or principal. Up to
60% of the Fund’s assets may consist of high-yield tax-
exempt municipal securities that are below investment-grade
and involve special risk considerations. The Fund also uses
leverage, primarily by issuing preferred shares in an effort to enhance the returns for the common shareholders. The
Fund’s shares trade on a stock exchange at market prices,
which may be lower than the Fund’s net asset value.
Performance Overview
For the six months under review, the Fund posted cumulative
total returns of +2.26% based on net asset value terms and
+3.59% based on market price terms. For comparison, the
Bloomberg Municipal Bond Index, which is a broad measure
of the municipal bond market with maturities of at least one year, posted a 1.29% cumulative total return
1
. You can find
the Fund’s long-term performance data in the Performance
Summary on page 4 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
The Fund has implemented a managed distribution plan
whereby the Fund will distribute a level distribution amount to shareholders. Until May 31, 2026, the Fund made
monthly distributions to shareholders at the rate of $0.0265 per share. Effective June 1, 2026, the Fund intends to
make monthly distributions to shareholders at the rate of
$0.0330 per share. Management will generally distribute
amounts necessary to satisfy the Fund’s plan and the
requirements prescribed by excise tax rules and Subchapter
M of the Internal Revenue Code of 1986, as amended (the
“Code”). The plan is intended to provide shareholders with
a consistent distribution each month and is intended to
narrow the discount between the market price and the NAV
of the Fund’s common shares, but there is no assurance
that the plan will be successful in doing so. During this six-
month period, the Fund made distributions to shareholders
totaling $0.1590 per share. As of April 30, 2026, the Fund
estimates that 95.00% of the distributions were sourced from net investment income and 5.00% constituted a return of
capital. The Fund sends a Form 1099-DIV to shareholders
each calendar year describing how to report the Fund's
distributions for federal income tax purposes. Please see
“Important Information to Shareholders” section for additional information.
Portfolio Composition
4/30/26
% of Total
Investments
Health Care 18.35%
Special Tax 17.62%
Education 16.32%
Housing 9.99%
Industrial Development Revenue and Pollution
Control 7.82%
Local 7.60%
Transportation 5.56%
Lease 5.10%
Other Revenue Bonds 4.28%
Utilities 3.91%
State General Obligation 3.29%
Prerefunded 0.04%
Other 0.12%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
7
.

Putnam Managed Municipal Income Trust

franklintempleton.com
Semiannual Report
Thank you for your continued participation in Putnam
Managed Municipal Income Trust. We look forward to
serving your future investment needs.
Sincerely,
Garrett L Hamilton, CFA
James Conn, CFA
Francisco Rivera
Daniel Workman, CFA
Benjamin C. Barber, CFA
Portfolio Management Team
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of April 30, 2026
Putnam Managed Municipal Income Trust

franklintempleton.com
Semiannual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/26
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Prices
Cumulative Total Return
1
Average Annual Total Return
1
Based on
NAV
2
Based on
market price
3
Based on
NAV
2
Based on
market price
3
6-Month +2.26% +3.59% +2.26% +3.59%
1-Year +8.52% +9.24% +8.52% +9.24%
5-Year +2.50% -3.97% +0.50% -0.81%
10-Year +33.34% +31.94% +2.92% +2.81%
Symbol: PMM 4/30/26 10/31/25 Change
Net Asset Value (NAV) $6.70 $6.71 -$0.01
Market Price (NYSE) $6.16 $6.10 +$0.06
Distributions Per Share
(11/1/25–4/30/26)
Net Investment
Income
$0.1590
Distributions Per Remarketed Preferred Share
(11/1/25–4/30/26)
Income Total
Series A (240 shares) $2,159.40 $2,159.40
Series C (1,507 shares) $1,073.90 $1,073.90
See page 5 for Performance Summary footnotes.

Putnam Managed Municipal Income Trust
Performance Summary

franklintempleton.com
Semiannual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls . Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Active management does not ensure gains or protect against market declines. An investor may be subject to the federal Alternative Minimum Tax , and state and local taxes may apply. These and other risks are discussed in the Fund’s prospectus.
All figures represent past performance and are not a guarantee of future results. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or sale of shares.
1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
2. Assumes reinvestment of distributions based on net asset value.
3. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Putnam Managed Municipal Income Trust
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Per common share operating
performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.71 $6.81 $5.75 $5.94 $8.19 $7.91
Income from investment operations:
Net investment income
a
............. 0.20 0.39 0.35 0.32 0.30 0.31
Net realized and unrealized gains (losses) —
b
(0.10) 1.10 (0.09) (2.13) 0.35
Distributions to preferred shareholders from:
Net investment income .............. (0.05) (0.11) (0.13) (0.11) (0.03) —
b
Net realized gains ................. — — — — —
b
—
Total from investment operations ........ 0.15 0.18 1.32 0.12 (1.86) 0.66
Less distributions to common shareholders
from:
Net investment income .............. (0.16) (0.24) (0.22) (0.20) (0.29) (0.32)
Net realized gains ................. — — — — (0.03) (0.06)
Tax return of capital ................ — (0.06) (0.07) (0.13) (0.07) —
Total distributions ................... (0.16) (0.30) (0.29) (0.33) (0.39) (0.38)
Repurchase of shares (Note 2 ) ......... — 0.02 0.03 0.02 —
b
—
Net asset value, end of period .......... $6.70 $6.71 $6.81 $5.75 $5.94 $8.19
Market value, end of period
c
........... $6.16 $6.10 $6.28 $5.14 $5.75 $8.25
Total return (based on net asset value per
share)
d
........................... 2.26% 3.16% 27.95% (5.69)% (26.35)% 13.11%
Total return (based on market value per
share)
d
........................... 3.59% 2.06% 23.58% 1.87% (23.46)% 8.44%
Ratios to average net assets applicable
to common shares
e,f,g
Expenses before waiver and payments by
affiliates
h
.......................... 1.20% 1.26% 1.16% 1.39% 1.10% 0.93%
Expenses net of waiver and payments by
affiliates
h
.......................... 1.01%
i
1.06%
i,j
0.98%
i,j
1.21%
i,j
1.09%
i,j
0.93%
j
Net investment income ............... 4.53% 4.15% 3.36% 3.27% 3.75% 3.73%
Supplemental data
Net assets applicable to common shares,
end of period (000’s) ............... $287,007 $287,222 $304,155 $270,854 $289,259 $401,053
Portfolio turnover rate ................ 8% 28% 20% 45% 24% 21%
a
Based on average daily common shares outstanding.
b
Amount rounds to less than $0.01 per share.
c
Based on the last sale on the New York Stock Exchange.
d
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Ratios reflect net assets available to common shares only; net investment income ratio also reflects reduction for dividend payments to preferred shareholders.
g
Based on income and expenses applicable to both common and preferred shares.
h
Includes expenses related to borrowings of 0.23%, 0.30%, 0.20%, 0.35%, 0.18% and 0.05% for the period ended April 30, 2026, and years ended October 31, 2025, 2024,
2023, 2022 and 2021, respectively.
i
Reflects waivers of certain fund expenses in connection with the Fund’s remarketed preferred shares (Note 3).
j
Benefit of expense reduction rounds to less than 0.01%.

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited), April 30, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Warrants a Value
a a a a a
Warrants 0.0%
Financial Services 0.0%
a,b
Brightline Train Holdings West LLC , 11/26/35 .............................. 5,400 $ —
Total Warrants (Cost $–) ......................................................
—
Principal
Amount
Municipal Bonds 136.2%
Alabama 0.4%
c,d
Baldwin County Industrial Development Authority , Novelis Corp. , Revenue , 144A, 2025
A , Mandatory Put , 5% , 6/01/32 ........................................ $ 500,000 511,121
c
Southeast Energy Authority A Cooperative District , Revenue , 2025 A , Mandatory Put ,
5% , 6/01/35 ...................................................... 480,000 491,876
1,002,997
Alaska 1.7%
e
Alaska Industrial Development & Export Authority , Dena' Nena' Henash , Revenue ,
2019 A , 4% , 10/01/44 ............................................... 5,125,000 4,814,735
Arizona 5.1%
d
Arizona Industrial Development Authority , Somerset Academy of Las Vegas , Revenue ,
144A, 2021 A , 4% , 12/15/41 .......................................... 500,000 439,219
Industrial Development Authority of the City of Phoenix Arizona (The) ,
d
BASIS Schools, Inc. Obligated Group, Revenue, 144A, 2015 A, Refunding, 5%,
7/01/35 ........................................................ 900,000 900,154
d
BASIS Schools, Inc. Obligated Group, Revenue, 144A, 2016 A, Refunding, 5%,
7/01/46 ........................................................ 250,000 238,750
GreatHearts Arizona Obligated Group, Revenue, 2014 A, 5%, 7/01/44 .......... 1,700,000 1,701,350
d
Industrial Development Authority of the County of Pima (The) , La Posada at Park
Centre, Inc. Obligated Group , Revenue , 144A, 2022 A , 6.875% , 11/15/52 ........ 1,500,000 1,586,944
d
Industrial Development Authority of the County of Yavapai (The) ,
Arizona Agribusiness and Equine Center, Inc., Revenue, 144A, 2012, 5%, 3/01/32 . 660,000 660,201
Arizona Agribusiness and Equine Center, Inc., Revenue, 144A, 2015 A, Refunding,
5%, 9/01/34 .................................................... 460,000 460,096
La Paz County Industrial Development Authority ,
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/38 .................... 500,000 505,826
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/48 .................... 2,330,000 2,255,015
Maricopa County Industrial Development Authority ,
d
Grand Canyon University Obligated Group, Revenue, 144A, 2024, 7.375%, 10/01/29 1,800,000 1,892,608
Horizon Community Learning Center, Inc., Revenue, 2016, Refunding, 5%, 7/01/35 750,000 750,644
Salt Verde Financial Corp. , Revenue , 2007-1 , 5.5% , 12/01/29 .................. 2,000,000 2,134,195
d
Sierra Vista Industrial Development Authority , American Leadership Academy, Inc. ,
Revenue , 144A, 2024 , 5% , 6/15/64 .................................... 300,000 250,889
Tempe Industrial Development Authority , Tempe Life Care Village Obligated Group ,
Revenue , 2025 A , 5.625% , 12/01/55 ................................... 750,000 767,135
14,543,026
California 9.6%
d
California Community Housing Agency , Aster Apartments , Revenue, Senior Lien , 144A,
2021 A-1 , 4% , 2/01/56 .............................................. 475,000 395,478
d,f
California Infrastructure & Economic Development Bank , WFCS Holdings II LLC ,
Revenue, Sub. Lien , 144A, 2021 B , 7.34%, 1/01/61 ........................ 4,145,000 355,473
California Municipal Finance Authority ,
g
Revenue, FRN, 2025-1, A-2, 3.242%, 2/20/41 ............................ 2,127,871 1,842,194
d,g
Revenue, Sub. Lien, 144A, FRN, 2025-1, B, 3.242%, 6/20/49 ................. 500,000 313,736
d
Catalyst Impact Fund 1 LLC, Revenue, 144A, 2024, I, 6%, 1/01/39 ............. 800,000 837,472
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 3%, 5/15/54 ................ 2,410,000 1,736,977
d
Westside Neighborhood School, Revenue, 144A, 2024, 6.2%, 6/15/54 .......... 800,000 835,950
d
California Public Finance Authority , Kendal at Sonoma Obligated Group , Revenue ,
144A, 2021 A , Refunding , 5% , 11/15/56 ................................. 750,000 660,488

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
California (continued)
d
California School Finance Authority , Vista Charter Public Schools Obligated Group ,
Revenue , 144A, 2021 A , 4% , 6/01/61 ................................... $ 500,000 $ 372,688
d
City & County of San Francisco , Special Tax District No. 2020-1 Development , Special
Tax , 144A, 2021 A , 4% , 9/01/41 ....................................... 500,000 472,973
City of Palm Desert , Community Facilities District No. 2021-1 , Special Tax , 2021 ,
Refunding , 4% , 9/01/41 ............................................. 450,000 420,927
City of Sunnyvale , Community Facilities District No. 1 , Special Tax , 2001 , 7.75% ,
8/01/32 ......................................................... 605,000 607,071
d
CMFA Special Finance Agency I , Mix at CTR City (The) , Revenue , 144A, 2021 A-2 ,
4% , 4/01/56 ...................................................... 2,500,000 1,928,091
d
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 500,000 345,342
d
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 3/01/57 . 1,225,000 841,503
Dublin, Revenue, 144A, 2021 B, 4%, 2/01/57 ............................. 500,000 378,369
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-1, 2.875%, 8/01/41 835,000 775,651
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-2, 3.125%, 8/01/56 7,150,000 5,292,768
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 12/01/56 ....... 2,500,000 1,732,140
d
Golden State Connect Authority , Revenue , 144A, 2025 , 6.5% , 12/01/60 ........... 525,000 516,290
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2019 A, 4%, 5/01/49 ........................................ 7,420,000 6,692,047
Revenue, 2019 A, Pre-Refunded, 4%, 5/01/49 ............................ 80,000 81,031
27,434,659
Colorado 3.3%
f
Aurora Crossroads Metropolitan District No. 2 , GO , 2025 A-1 , Refunding , 0.396%,
12/01/55 ........................................................ 500,000 467,904
Canyons Metropolitan District No. 5 , GO , 2024 B , Refunding , 6.5% , 12/15/54 ...... 300,000 300,555
Colorado Educational & Cultural Facilities Authority ,
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/36 .................... 150,000 146,505
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/41 .................... 175,000 159,607
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/51 .................... 350,000 284,617
Colorado Health Facilities Authority ,
BSLC II Obligated Group, Revenue, Second Tier, 2025, 5.625%, 9/15/59 ........ 350,000 352,070
Christian Living Neighborhoods Obligated Group, Revenue, 2016, Refunding, 5%,
1/01/31 ........................................................ 500,000 500,791
Christian Living Neighborhoods Obligated Group, Revenue, 2016, Refunding, 5%,
1/01/37 ........................................................ 1,250,000 1,251,977
d
Plaza Metropolitan District No. 1 , Tax Allocation , 144A, 2013 , Refunding , 5% , 12/01/40 1,650,000 1,650,724
Raindance Metropolitan District No. 1 , Non-Potable Water System , Revenue , 2020 ,
5.25% , 12/01/50 ................................................... 875,000 856,078
Rampart Range Metropolitan District No. 5 , Revenue , 2021 , 4% , 12/01/41 ......... 1,000,000 909,142
Sky Dance Metropolitan District No. 2 , GO , 2024 A , 6% , 12/01/54 ............... 375,000 378,529
Southlands Metropolitan District No. 1 , GO , 2017 A-1 , Refunding , 5% , 12/01/37 ..... 500,000 502,992
Sterling Ranch Community Authority Board , Sterling Ranch Metropolitan District No. 4
Subdistrict A , Revenue, Senior Lien , 2024 A , Refunding , 6.5% , 12/01/54 ......... 1,000,000 1,037,216
Trails at Crowfoot Metropolitan District No. 3 , GO , 2024 B , Refunding ,
6.875% , 12/15/52 .................................................. 300,000 301,009
Village Metropolitan District (The) , GO , 2025 A , 5.75% , 12/01/55 ................ 500,000 506,005
9,605,721
Connecticut 1.3%
d
Harbor Point Infrastructure Improvement District , Tax Allocation , 144A, 2017 ,
Refunding , 5% , 4/01/39 ............................................. 3,500,000 3,529,475
Stamford Housing Authority ,
TJH Senior Living LLC Obligated Group, Revenue, 2025 A, Refunding, 6.5%,
10/01/55 ....................................................... 100,000 103,428

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
Stamford Housing Authority, (continued)
TJH Senior Living LLC Obligated Group, Revenue, 2025 A, Refunding, 6.25%,
10/01/60 ....................................................... $ 150,000 $ 151,727
3,784,630
Delaware 1.4%
Delaware State Economic Development Authority ,
ASPIRA of Delaware Charter Operations, Inc., Revenue, 2016 A, 5%, 6/01/36 .... 705,000 705,126
ASPIRA of Delaware Charter Operations, Inc., Revenue, 2016 A, 5%, 6/01/51 .... 1,035,000 925,114
d
Town of Bridgeville , Heritage Shores Special Development District , Special Tax , 144A,
2024 , 5.25% , 7/01/44 ............................................... 875,000 880,198
d
Town of Millsboro ,
Plantation Lakes Special Development District, Special Tax, 144A, 2018, Refunding,
5.125%, 7/01/38 ................................................. 490,000 493,267
Plantation Lakes Special Development District, Special Tax, 144A, 2018, Refunding,
5.25%, 7/01/48 .................................................. 997,000 981,981
3,985,686
Florida 16.8%
Angeline Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.75% , 5/01/56 ............................................... 300,000 300,387
Bella Tara Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 6.125% , 5/01/56 .............................................. 100,000 102,773
d
Capital Trust Agency, Inc. ,
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,900,000 1,613,013
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 4.5%, 1/01/35 ............... 740,000 726,088
d
Capital Trust Authority ,
Academir Charter Schools, Inc., Revenue, 144A, 2025 A, 6.375%, 7/01/50 ....... 825,000 837,036
Classical Academy of Sarasota, Inc. (The), Revenue, 144A, 2025, 6.125%, 7/01/60 425,000 422,112
Madrone Florida Tech Student Housing I LLC, Revenue, 144A, 2025 A, 5.375%,
7/01/65 ........................................................ 165,000 158,056
d
Cedar Crossings Community Development District , Special Assessment , 144A, 2025 ,
5.5% , 5/01/55 .................................................... 160,000 155,496
d
Center Lake Ranch West Community Development District , Assessment Area 2 ,
Special Assessment , 144A, 2025 , 5.6% , 5/01/55 .......................... 300,000 299,166
Central Parc Community Development District , Special Assessment , 2024 , 6% , 5/01/54 750,000 754,822
d
Charlotte County Industrial Development Authority , MSKP Town & Country Utility LLC ,
Revenue , 144A, 2021 A , 4% , 10/01/41 .................................. 1,000,000 937,611
City of Miami , Revenue , 2024 A , 5.5% , 1/01/49 ............................. 5,000,000 5,388,644
d
City of Venice , Southwest Florida Retirement Center, Inc. Obligated Group , Revenue ,
144A, 2024 A , 5.625% , 1/01/60 ....................................... 375,000 372,320
Connerton East Community Development District , Assessment Area 3 , Special
Assessment , 2025 , 5.5% , 6/15/55 ..................................... 160,000 159,732
d
County of Okaloosa , AIR Force Enlisted Village, Inc. Obligated Group , Revenue , 144A,
2025 , 5.75% , 5/15/55 ............................................... 385,000 389,857
d
County of Palm Beach ,
Provident Group - LU Properties LLC, Revenue, 144A, 2021 A, 5%, 6/01/57 ...... 625,000 551,533
Provident Group-PBAU Properties LLC, Revenue, 144A, 2019 A, 5%, 4/01/39 .... 1,600,000 1,611,968
d
Curiosity Creek Community Development District , Curiosity Creek Community
Development District Assessment Area 2 , Special Assessment , 144A, 2025 , 5.875% ,
5/01/56 ......................................................... 160,000 159,168
Cypress Bluff Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.55% , 5/01/55 .................................... 660,000 656,275
Cypress Creek Reserve Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 6% , 5/01/56 ....................................... 105,000 107,656
d
Cypress Reserve Community Development District , Assessments , Special Assessment ,
144A, 2025 , 5.8% , 5/01/56 ........................................... 200,000 200,113

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
d
Del Webb Oak Creek Community Development District , Special Assessment , 144A,
2025 , 5.625% , 5/01/55 .............................................. $ 250,000 $ 250,647
EA McKinnon Groves Community Development District , Capital Improvement , Special
Assessment , 2025 , 5.5% , 5/01/56 ..................................... 370,000 362,955
East Nassau Stewardship District , Special Assessment , 2025 , 6.25% , 5/01/56 ...... 425,000 437,897
d,h
East Palm Drive Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2026 , 5.7% , 6/15/56 ................................ 175,000 174,684
Esplanade at Wellen Park Community Development District , Special Assessment ,
2026 , 5.7% , 5/01/56 ................................................ 115,000 114,799
Feed Mill Community Development District , Parcel 1 Assessment Area 1 , Special
Assessment , 2025 , 5.875% , 5/01/56 ................................... 275,000 275,815
Firethorn Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.6% , 5/01/55 ................................................ 275,000 271,523
Florida Development Finance Corp. ,
d
Revenue, 144A, 2021 A, 4%, 7/01/51 ................................... 500,000 414,356
d
Glenridge on Palmer Ranch Obligated Group, Revenue, 144A, 2021, Refunding, 5%,
6/01/51 ........................................................ 700,000 647,389
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/52 .................................................... 1,500,000 1,415,096
Florida Higher Educational Facilities Financing Authority ,
Rollins College, Revenue, 2024, 4.125%, 12/01/54 ......................... 1,000,000 868,036
St. Leo University, Inc. Obligated Group, Revenue, 2019, Refunding, 5%, 3/01/44 .. 1,370,000 1,076,774
Florida Municipal Loan Council ,
Shingle Creek Transit & Utility Community Development District, Special Assessment,
2024, 5.15%, 5/01/44 ............................................. 650,000 669,803
Shingle Creek Transit & Utility Community Development District, Special Assessment,
2024, 5.4%, 5/01/54 .............................................. 825,000 830,427
Fox Branch Ranch Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.4% , 5/01/55 ..................................... 210,000 206,688
d
Gas Worx Community Development District ,
Special Assessment, 144A, 2025, 5.75%, 5/01/45 ......................... 100,000 103,486
Special Assessment, 144A, 2025, 6%, 5/01/57 ............................ 105,000 106,961
GIR East Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.3% , 5/01/45 ................................................ 300,000 301,948
Governors Park South Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.65% , 5/01/55 .................................... 375,000 365,121
Harvest Hills South Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.75% , 5/01/56 .................................... 125,000 123,204
Highland Trails Community Development District , Assessment Area 2 , Special
Assessment , 2025 , 5.85% , 5/01/56 .................................... 100,000 99,270
Hills of Minneola Community Development District , North Parcel Assessment Area 2 ,
Special Assessment , 2026 , 5.6% , 5/01/56 ............................... 180,000 180,106
Hobe-St. Lucie Conservancy District , Unit of Development No. 1A , Special
Assessment , 2024 , 5.875% , 5/01/55 ................................... 500,000 510,075
Hunt Club Grove Community Development District , Assessment Area 2 , Special
Assessment , 2026 , 5.6% , 12/15/55 .................................... 175,000 175,827
Hyde Park Community Development District No. 1 , Assessments , Special Assessment ,
2026 , 6% , 5/01/55 ................................................. 260,000 264,308
Kings Creek I Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 6% , 5/01/55 ....................................... 125,000 126,993
Kissimmee Park Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 6.125% , 5/01/56 ................................... 370,000 380,260
d
Lakeside at Satilla Community Development District , Assessments , Special
Assessment , 144A, 2025 , 5.625% , 5/01/55 ............................... 100,000 100,332
Lakewood Ranch Stewardship District ,
Assessments, Special Assessment, 2023, 6.3%, 5/01/54 .................... 1,140,000 1,203,359
Assessments, Special Assessment, 2024, 5.25%, 5/01/44 ................... 585,000 605,504

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lakewood Ranch Stewardship District, (continued)
Azario, Special Assessment, 2019, 4%, 5/01/40 ........................... $ 1,000,000 $ 960,805
d
Northeast Sector Project Phase 2B, Special Assessment, 144A, 2020, Refunding,
4%, 5/01/50 .................................................... 250,000 208,327
Villages Lakewood Ranch South, Special Assessment, 2016, 5.125%, 5/01/46 .... 740,000 740,036
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 C , 5% , 11/15/54 ............................................... 500,000 484,171
LT Ranch South Community Development District , Assessment Area 2 , Special
Assessment , 2026 , 5.9% , 5/01/56 ..................................... 120,000 120,610
Metropica Community Development District , Assessment Area 1 Master Infrastructure ,
Special Assessment , 2026 , 7% , 11/01/30 ................................ 220,000 219,984
Miami-Dade County Industrial Development Authority , Pinecrest Academy Obligated
Group , Revenue , 2014 , 5% , 9/15/34 .................................... 1,225,000 1,225,626
d
Northridge Community Development District ,
Assessment Area 1, Special Assessment, 144A, 2025, 5.75%, 5/01/45 .......... 100,000 103,486
Assessment Area 1, Special Assessment, 144A, 2025, 6%, 5/01/55 ............ 100,000 101,667
e
Orange County Health Facilities Authority , Orlando Health Obligated Group , Revenue ,
2022 , 4% , 10/01/52 ................................................ 2,570,000 2,215,348
Parkside Trails Community Development District , 2025 Project Area , Special
Assessment , 2025 , 5.55% , 5/01/55 .................................... 375,000 368,656
Pasadena Ridge Community Development District , Assessment Area 2 , Special
Assessment , 2025 , 5.7% , 5/01/55 ..................................... 500,000 492,364
Pinellas County Industrial Development Authority , Drs Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc. , Revenue , 2019 , 5% , 7/01/39 ......... 1,690,000 1,708,039
Ranches at Lake Mcleod Community Development District , Assessment Area 2 ,
Special Assessment , 2025 , 5.65% , 6/15/55 .............................. 250,000 252,624
River Landing Community Development District , Assessments , Special Assessment ,
2025 , 5.45% , 5/01/55 ............................................... 240,000 236,916
d
Riverwalk Community Development District , Special Assessment , 144A, 2025 A ,
5.625% , 5/01/55 ................................................... 260,000 259,463
d
Saltleaf Community Development District , Assessments , Special Assessment , 144A,
2026 , 6.05% , 5/01/57 ............................................... 150,000 152,563
Sarasota County Health Facilities Authority , Southwest Florida Retirement Center, Inc.
Obligated Group , Revenue , 2017 A , 5% , 1/01/37 .......................... 1,000,000 1,002,827
Sarasota County Public Hospital District , Sarasota County Public Hospital District
Obligated Group , Revenue , 2018 , 4% , 7/01/48 ............................ 1,500,000 1,349,973
Somerset Bay Community Development District , Assessment Area 2 , Special
Assessment , 2026 , 5.8% , 5/01/56 ..................................... 310,000 310,181
Southpointe of Manatee County Community Development District , Assessment Area 1 ,
Special Assessment , 2026 , 5.625% , 5/01/56 ............................. 180,000 178,525
St. Johns County Industrial Development Authority ,
Life Care Ponte Vedra Obligated Group, Revenue, 2021 A, Refunding, 4%, 12/15/36 355,000 338,084
Life Care Ponte Vedra Obligated Group, Revenue, 2021 A, Refunding, 4%, 12/15/41 500,000 450,186
d
Starling Community Development District , Special Assessment , 144A, 2025 , 5.6% ,
5/01/56 ......................................................... 500,000 487,093
d
Stuart Crossing Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2024 , 5.5% , 5/01/54 ................................ 120,000 118,513
d
Sugarloaf Community Development District , Assessment Area 1 , Special Assessment ,
144A, 2026 , 5.625% , 12/15/55 ........................................ 180,000 178,131
d
Sunrise Community Development District , Special Assessment , 144A, 2025 , 5.875% ,
5/01/55 ......................................................... 500,000 486,804
Terra Lago Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 5.75% , 5/01/56 ............................................... 400,000 394,808
Tolomato Community Development District , Assessment Area , Special Assessment ,
2024 , 5.125% , 5/01/54 .............................................. 525,000 512,567
Tranquility Community Development District , Special Assessment , 2025 , 5.625% ,
5/01/55 ......................................................... 300,000 295,173

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Twisted Oaks Pointe Community Development District , Assessment Area 4 , Special
Assessment , 2026 , 5.875% , 5/01/56 ................................... $ 145,000 $ 145,465
Verandah West Community Development District , Assessments , Special Assessment ,
2013 , Refunding , 5% , 5/01/33 ........................................ 410,000 410,293
Verano No. 4 Community Development District , Astor Creek Phase 2 Assessment Area ,
Special Assessment , 2025 , 6% , 5/01/55 ................................. 150,000 153,713
Village Community Development District No. 12 , Phase II , Special Assessment , 2018 ,
4% , 5/01/33 ...................................................... 665,000 665,959
Vivid Shores Community Development District , Special Assessment , 2025 , 5.625% ,
5/01/56 ......................................................... 100,000 99,609
Waterset South Community Development District ,
Assessment Area, Special Assessment, 2025, 5.7%, 5/01/56 ................. 200,000 202,072
Assessment Area, Special Assessment, 2026, 5.65%, 5/01/56 ................ 280,000 282,079
Wellness Ridge Community Development District , Assessment Area 3 , Special
Assessment , 2026 , 5.625% , 6/15/56 ................................... 450,000 452,132
d
West Port East Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 5.8% , 5/01/45 ................................ 185,000 192,975
d
West Villages Improvement District , Special Assessment , 144A, 2025 , 5.5% , 5/01/55 400,000 391,517
d
Westview South Community Development District , Assessment Area 1 2025 Project
Area , Special Assessment , 144A, 2025 , 6.2% , 5/01/55 ...................... 275,000 283,971
d
Windsor Cay Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2025 , 5.5% , 5/01/55 ................................ 300,000 294,477
d
Woodland Preserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 5.5% , 5/01/55 ................................ 220,000 217,812
48,313,093
Georgia 3.9%
d
Atlanta Development Authority (The) , PRG - CAU Properties LLC , Revenue , 144A,
2025 A , 6% , 7/01/55 ................................................ 115,000 117,742
Cobb County Kennestone Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2020 A , Refunding , 3% , 4/01/45 ............................... 1,785,000 1,436,600
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 4,000,000 4,109,396
DeKalb County Development Authority , GLOBE Academy, Inc. (The) , Revenue , 2024 A ,
5% , 6/01/63 ...................................................... 515,000 468,979
Development Authority of Cobb County (The) ,
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Junior
Lien, C, 5%, 7/15/30 .............................................. 685,000 685,726
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Junior
Lien, C, 5%, 7/15/38 .............................................. 740,000 740,268
Gainesville & Hall County Hospital Authority , Northeast Georgia Health System
Obligated Group , Revenue , 2021 A , 3% , 2/15/51 .......................... 2,000,000 1,428,789
c
Main Street Natural Gas, Inc. , Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 ..... 2,200,000 2,347,709
11,335,209
Illinois 7.9%
Chicago Board of Education ,
GO, 2015 C, 5.25%, 12/01/39 ........................................ 1,500,000 1,489,226
GO, 2023 A, 5.875%, 12/01/47 ........................................ 1,700,000 1,713,696
GO, 2025 A, 5.75%, 12/01/50 ......................................... 850,000 844,451
GO, 2025 B, Refunding, 5%, 12/01/40 .................................. 500,000 494,766
Chicago Midway International Airport , Revenue, Senior Lien , 2023 C , Refunding , 5% ,
1/01/40 ......................................................... 1,250,000 1,322,959
e
Chicago O'Hare International Airport , Chicago O'Hare International Airport , Revenue,
Senior Lien , 2025 E , BAM Insured , 5.5% , 1/01/55 .......................... 3,500,000 3,646,718
City of Chicago ,
GO, 2019 A, 5.5%, 1/01/49 ........................................... 305,000 305,512

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
City of Chicago, (continued)
GO, 2020 A, Refunding, 5%, 1/01/30 ................................... $ 1,800,000 $ 1,864,158
GO, 2021 B, Refunding, BAM Insured, 4%, 1/01/38 ........................ 2,747,000 2,682,051
d
Lakeshore East Special Assessment Area, Special Assessment, 144A, 2022,
Refunding, 3.04%, 12/01/28 ........................................ 241,000 235,932
d
Lakeshore East Special Assessment Area, Special Assessment, 144A, 2022,
Refunding, 3.38%, 12/01/31 ........................................ 341,000 328,810
Du Page County Special Service Area No. 31 , Monarch Landing, Inc. , Special Tax ,
2006 , 5.625% , 3/01/36 .............................................. 233,000 233,209
Illinois Finance Authority ,
CHF-Chicago LLC, Revenue, 2017 A, 5%, 2/15/37 ......................... 1,200,000 1,203,776
CHF-Chicago LLC, Revenue, 2017 A, 5%, 2/15/47 ......................... 1,500,000 1,414,294
Plymouth Place Obligated Group, Revenue, 2021 A, Refunding, 5%, 5/15/41 ..... 400,000 392,292
Plymouth Place Obligated Group, Revenue, 2021 A, Refunding, 5%, 5/15/51 ..... 1,000,000 877,405
Plymouth Place Obligated Group, Revenue, 2021 A, Refunding, 5%, 5/15/56 ..... 815,000 699,915
Metropolitan Pier & Exposition Authority ,
f
State of Illinois McCormick Place Expansion Project Fund, Revenue, 2017 B,
Refunding, 4.792%, 12/15/47 ....................................... 1,500,000 1,116,096
State of Illinois McCormick Place Expansion Project Fund, Revenue, 2022 A,
Refunding, 4%, 6/15/52 ............................................ 2,100,000 1,803,450
22,668,716
Indiana 0.2%
Indiana Finance Authority , CHF - Tippecanoe LLC , Revenue , 2023 A , 5.125% , 6/01/58 500,000 481,907
Iowa 0.8%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group, Revenue, 2023 B, Refunding, 7.5%,
5/15/53 ........................................................ 600,000 662,828
Lifespace Communities, Inc. Obligated Group, Revenue, 2024 A, Refunding, 5.125%,
5/15/59 ........................................................ 1,500,000 1,409,906
Presbyterian Homes Mill Pond Apartment, Inc., Revenue, 2025, 5.75%, 10/01/55 .. 300,000 305,289
2,378,023
Kentucky 1.0%
Kentucky Economic Development Finance Authority , Masonic Homes of Kentucky, Inc.
Obligated Group , Revenue , 2016 A , Refunding , 5% , 5/15/46 ................. 1,000,000 845,823
Kentucky Public Energy Authority , Revenue , 2025 B , 5% , 12/01/33 .............. 2,100,000 2,142,611
2,988,434
Louisiana 1.0%
d
Louisiana Local Government Environmental Facilities & Community Development
Authority , Christwood Obligated Group , Revenue , 144A, 2024 , Refunding , 5.25% ,
11/15/53 ........................................................ 1,300,000 1,236,273
Louisiana Public Facilities Authority ,
d
Acadiana Renaissance Charter Academy, Revenue, 144A, 2025, 6%, 6/15/59 .... 140,000 141,041
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, 2024, 5.75%, 9/01/64 ..... 1,500,000 1,542,614
Tulane University, Revenue, 2017 A, Pre-Refunded, 4%, 12/15/50 ............. 20,000 20,405
2,940,333
Maryland 1.7%
City of Brunswick , Brunswick Crossing Special Taxing District , Special Tax , 2019 ,
Refunding , 5% , 7/01/36 ............................................. 548,000 557,183
City of Westminster , Lutheran Village at Miller's Grant, Inc. Obligated Group (The) ,
Revenue , 2014 A , 6% , 7/01/34 ........................................ 230,000 230,171
County of Frederick ,
d
Mount St. Mary's University, Inc., Revenue, 144A, 2017 A, Refunding, 5%, 9/01/37 . 500,000 481,599

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
County of Frederick, (continued)
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.75%,
7/01/39 ........................................................ $ 1,410,000 $ 1,336,464
d
County of Prince George's , Westphalia Town Center Development District , Tax
Allocation , 144A, 2018 , 5.125% , 7/01/39 ................................ 1,000,000 1,006,514
Maryland Economic Development Corp. ,
City of Baltimore Port Covington Development District, Tax Allocation, 2020, 4%,
9/01/40 ........................................................ 755,000 694,452
City of Baltimore Port Covington Development District, Tax Allocation, 2020, 4%,
9/01/50 ........................................................ 750,000 624,698
4,931,081
Massachusetts 1.5%
Collegiate Charter School of Lowell , Revenue , 2019 , 5% , 6/15/39 ............... 1,000,000 1,000,321
Massachusetts Development Finance Agency ,
d,i
Adventcare Obligated Group, Revenue, 144A, 2007, 6.65%, 10/15/28 .......... 995,000 10
Boston Medical Center Corp. Obligated Group, Revenue, 2015 D, 5%, 7/01/44 .... 365,000 365,062
d
CHF Merrimack, Inc., Revenue, 144A, 2024 A, 5%, 7/01/60 .................. 1,000,000 950,954
Lasell University, Revenue, 2021, Refunding, 4%, 7/01/40 ................... 1,000,000 917,134
Tufts Medicine Obligated Group, Revenue, 2026 A, 5.5%, 10/01/43 ............ 1,000,000 1,088,221
4,321,702
Michigan 4.3%
City of Detroit , GO , B-1 , 4% , 4/01/44 ..................................... 3,931,271 3,145,532
Grand Rapids Economic Development Corp. , Michigan Christian Home Obligated
Group , Revenue , 2025 A , Refunding , 6.125% , 11/01/60 ..................... 625,000 625,569
Michigan Finance Authority ,
Aquinas College, Revenue, 2021, Refunding, 5%, 5/01/46 ................... 500,000 395,111
Lawrence Technological University Obligated Group, Revenue, 2017, Refunding, 5%,
2/01/47 ........................................................ 650,000 599,256
Michigan State Housing Development Authority , Revenue , 2021 A , 2.73% , 10/01/59 . 1,000,000 615,832
Pontiac School District ,
GO, 2020, 4%, 5/01/45 ............................................. 3,575,000 3,437,330
GO, 2020, 4%, 5/01/50 ............................................. 4,025,000 3,661,587
12,480,217
Minnesota 1.2%
d
City of Eagan , Great Oaks Academy , Revenue , 144A, 2025 A , 6.5% , 2/01/65 ....... 300,000 299,024
City of Ham Lake , DaVinci Academy of Arts and Science , Revenue , 2016 A , 5% ,
7/01/47 ......................................................... 500,000 416,647
City of Ramsey , PACT Charter School , Revenue , 2022 A , Refunding , 5% , 6/01/32 ... 575,000 579,436
Minnesota Health & Education Facilities Authority , Augsburg University , Revenue , 2016
A , 5% , 5/01/46 .................................................... 1,250,000 863,861
St. Paul Port Authority , HealthPartners Obligated Group , Revenue , 2007-1 , 5% , 8/01/36 905,000 905,539
Township of Baytown , St. Croix Preparatory Academy , Revenue , 2016 A , Refunding ,
4% , 8/01/41 ...................................................... 380,000 338,295
3,402,802
Missouri 3.7%
Health & Educational Facilities Authority of the State of Missouri ,
Children's Mercy Hospital Obligated Group, Revenue, 2017 A, 4%, 5/15/48 ...... 5,600,000 5,094,099
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
4%, 5/01/38 .................................................... 900,000 853,885
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
4%, 5/01/43 .................................................... 2,270,000 2,111,823
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 B, Refunding,
4%, 5/01/45 .................................................... 1,900,000 1,752,373

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Industrial Development Authority of the City of St. Louis Missouri (The) , Revenue , 2017
A , Refunding , 4.75% , 11/15/47 ........................................ $ 875,000 $ 783,595
10,595,775
Nevada 1.5%
City of Las Vegas ,
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/39 .... 410,000 394,400
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/44 .... 585,000 534,204
Special Improvement District No. 815, Special Assessment, 2020, 5%, 12/01/49 ... 585,000 585,959
Special Improvement District No. 816, Special Assessment, 2021, 3%, 6/01/41 .... 640,000 514,908
Special Improvement District No. 817, Special Assessment, 2023, 5.5%, 6/01/38 .. 375,000 401,586
Special Improvement District No. 817, Special Assessment, 2023, 5.75%, 6/01/43 . 495,000 528,610
Special Improvement District No. 817, Special Assessment, 2023, 6%, 6/01/48 .... 350,000 370,371
Special Improvement District No. 817, Special Assessment, 2023, 6%, 6/01/53 .... 500,000 525,410
County of Clark , Special Improvement District No. 159 , Special Assessment , 2015 , 5% ,
8/01/32 ......................................................... 360,000 360,270
4,215,718
New Hampshire 1.5%
New Hampshire Business Finance Authority ,
d
Revenue, 144A, 2026-1, B, 9.465%, 7/20/41 ............................. 350,000 529,509
Greater Raleigh Area Christian Education, Inc., Revenue, 2025, 6%, 8/01/65 ..... 675,000 674,701
National Finance Authority, Revenue, 2024-2, A, 3.625%, 8/20/39 .............. 2,215,767 2,106,565
g
National Finance Authority, Revenue, FRN, 2024-3, A, 4.163%, 10/20/41 ........ 988,647 966,075
4,276,850
New Jersey 0.3%
New Jersey Economic Development Authority , United Airlines, Inc. , Revenue , 2000 B ,
5.625% , 11/15/30 .................................................. 500,000 500,739
Passaic County Improvement Authority (The) , Paterson Arts & Science Charter School ,
Revenue , 2023 , 5.5% , 7/01/58 ........................................ 450,000 454,953
955,692
New York 8.8%
New York Counties Tobacco Trust VI ,
Revenue, 2016 A-2B, Refunding, 5%, 6/01/45 ............................ 3,000,000 2,615,439
Revenue, 2016 A-2B, Refunding, 5%, 6/01/51 ............................ 700,000 586,767
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 2.875%, 11/15/46 ........................... 1,860,000 1,401,692
Revenue, 2021 A, Refunding, BAM Insured, 3%, 11/15/51 ................... 3,000,000 2,189,369
Revenue, 2021 A, Refunding, 3%, 11/15/51 .............................. 4,215,000 3,087,644
d
3 World Trade Center LLC, Revenue, 144A, 2014, 2, Refunding, 5.375%, 11/15/40 . 750,000 750,494
Port Authority of New York & New Jersey, Revenue, 1WTC 2021, Refunding, 2.75%,
2/15/44 ........................................................ 1,835,000 1,415,138
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 1,250,000 1,283,295
Delta Air Lines, Inc., Revenue, 2023, 5.625%, 4/01/40 ...................... 1,000,000 1,059,428
JFK NTO LLC, Revenue, 2025, 6%, 6/30/55 .............................. 4,000,000 4,235,021
JFK NTO LLC, Revenue, 2025, 6%, 6/30/59 .............................. 1,000,000 1,055,156
d
Oneida Indian Nation of New York , Revenue , 144A, 2024 A , 8% , 9/01/40 .......... 1,000,000 1,008,927
e
Port Authority of New York & New Jersey , Revenue , 218th , 5% , 11/01/49 .......... 2,460,000 2,501,829
Suffolk Regional Off-Track Betting Co. , Revenue , 2024 , 6% , 12/01/53 ............ 2,000,000 2,045,408
25,235,607

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
North Carolina 1.0%
North Carolina Medical Care Commission ,
Lutheran Services for the Aging, Inc. Obligated Group, Revenue, 2021 C, Refunding,
4%, 3/01/36 .................................................... $ 2,320,000 $ 2,321,834
Maryfield, Inc. Obligated Group, Revenue, 2020 A, 5%, 10/01/45 .............. 500,000 485,551
2,807,385
North Dakota 0.4%
City of Horace , GO , 2024 C , Refunding , 4.75% , 5/01/44 ...................... 1,100,000 1,108,542
Ohio 2.1%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 A-2 , 1 ,
Refunding , 3% , 6/01/48 ............................................. 1,300,000 924,272
County of Washington , Marietta Area Health Care, Inc. Obligated Group , Revenue ,
2022 , Refunding , 6.75% , 12/01/52 ..................................... 500,000 514,122
Northeast Ohio Medical University ,
Revenue, 2021 A, Refunding, 3%, 12/01/40 .............................. 1,575,000 1,308,425
Revenue, 2021 A, Refunding, 4%, 12/01/45 .............................. 450,000 402,059
Ohio Higher Educational Facility Commission , Xavier University , Revenue , 2024 ,
Refunding , 5.25% , 5/01/49 ........................................... 1,560,000 1,551,202
d
Port of Greater Cincinnati Development Authority , City of Cincinnati Assigned City
Residual Funds , Revenue , 144A, 2021 , 4.25% , 12/01/50 .................... 1,320,000 1,280,791
Southeastern Ohio Port Authority , Marietta Area Health Care, Inc. Obligated Group ,
Revenue , 2015 , Refunding , 5% , 12/01/43 ................................ 150,000 137,419
6,118,290
Oklahoma 0.2%
Tulsa Municipal Airport Trust Trustees , American Airlines, Inc. , Revenue , 2025 ,
Refunding , 6.25% , 12/01/40 .......................................... 475,000 524,941
Oregon 0.1%
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2012 , Refunding , 5% , 12/01/29 .................. 210,000 210,099
Pennsylvania 3.6%
Chester County Industrial Development Authority ,
Collegium Charter School, Revenue, 2017 A, 5.125%, 10/15/37 ............... 750,000 730,056
University Student Housing LLC, Revenue, 2013 A, 5%, 8/01/45 ............... 1,000,000 959,495
Cumberland County Municipal Authority , Asbury Pennsylvania Obligated Group ,
Revenue , 2019 , Refunding , 5% , 1/01/45 ................................. 500,000 488,181
Dallas Area Municipal Authority , Misericordia University , Revenue , 2019 , Refunding ,
5% , 5/01/48 ...................................................... 2,040,000 1,850,591
Lancaster Municipal Authority , Garden Spot Village Obligated Group , Revenue , 2024 ,
Refunding , 5% , 5/01/49 ............................................. 900,000 888,772
Lehigh County Industrial Development Authority , Seven Generations Charter School ,
Revenue , 2021 A , 4% , 5/01/51 ........................................ 1,000,000 777,594
Maxatawny Township Municipal Authority ,
Lutheran Senior Services East Obligated Group, Revenue, 2022 A, 5%, 1/01/41 ... 1,400,000 1,435,991
Lutheran Senior Services East Obligated Group, Revenue, 2022 A, 5%, 1/01/42 ... 1,450,000 1,480,307
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund, Revenue, 2022, 6%, 6/30/61 1,000,000 1,054,717
c
Talen Energy Supply LLC, Revenue, 2009 C, Refunding, Mandatory Put, 5.25%,
6/01/27 ........................................................ 500,000 500,542
d
Philadelphia Authority for Industrial Development ,
i
University of the Arts (The), Revenue, 144A, 2017, 5%, 3/15/45 ............... 807,977 161,596
University of the Arts (The), Revenue, 144A, 2017, Pre-Refunded, 5%, 3/15/45 ... 40,000 41,705
10,369,547

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
South Carolina 5.6%
d
City of Goose Creek , Carnes Crossroads Improvement District , Special Assessment ,
144A, 2025 , 5.5% , 10/01/55 .......................................... $ 175,000 $ 175,468
County of Berkeley , Nexton Improvement District , Special Assessment , 2019 , 4.375% ,
11/01/49 ........................................................ 1,000,000 884,515
d
County of Lancaster , Roselyn Residential Improvement District , Special Assessment ,
144A, 2025 , 6.2% , 6/01/55 ........................................... 120,000 123,834
South Carolina Jobs-Economic Development Authority ,
Beaufort Memorial Hospital Obligated Group, Revenue, 2024, 5.75%, 11/15/54 ... 1,000,000 1,010,178
d
Green Charter School Spartanburg LLC Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 6/01/56 ............................................ 1,020,000 690,681
d
High Point Academy, Inc., Revenue, 144A, 2018 A, 5.75%, 6/15/39 ............ 500,000 485,705
d
High Point Academy, Inc., Revenue, 144A, 2018 A, 5.75%, 6/15/49 ............ 1,000,000 935,930
South Carolina Public Service Authority ,
Revenue, 2021 B, 4%, 12/01/41 ....................................... 4,000,000 3,981,025
Revenue, 2021 B, 4%, 12/01/42 ....................................... 5,250,000 5,148,272
Revenue, 2021 B, 4%, 12/01/51 ....................................... 3,000,000 2,674,505
16,110,113
Tennessee 0.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board , Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/55 . 1,750,000 1,378,443
Metropolitan Nashville Airport Authority (The) , Revenue , 2022 B , 5.5% , 7/01/39 ..... 1,000,000 1,099,591
2,478,034
Texas 12.6%
Arlington Higher Education Finance Corp. ,
d
BASIS Texas Charter Schools, Inc., Revenue, 144A, 2024, 5%, 6/15/64 ......... 1,200,000 1,077,993
d
Magellan School (The), Revenue, 144A, 2022, 6.375%, 6/01/62 ............... 1,100,000 1,088,090
Wayside Schools, Revenue, 2021 A, Refunding, 4%, 8/15/41 ................. 610,000 533,186
d
Beaumont Housing Authority , Revenue, Senior Lien , 144A, 2025 A , 6.5% , 7/01/55 ... 575,000 570,352
City of Anna ,
d
Crystal Park Public Improvement District No. 2 Improvement Area No. 1, Special
Assessment, 144A, 2025, 5.875%, 9/15/55 ............................. 225,000 230,695
Woods at Lindsey Place (The) Public Improvement District Improvement Area No.
2-3, Special Assessment, 2025, 5.5%, 9/15/55 .......................... 100,000 101,053
d,h
City of Aransas Pass , Aransas Oaks Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2026 , 6% , 9/01/56 ....................... 100,000 99,681
d
City of Austin ,
Whisper Valley Public Improvement District Improvement Area No. 3, Special
Assessment, 144A, 2024, 5%, 11/01/44 ............................... 555,000 557,481
Whisper Valley Public Improvement District Improvement Area No. 3, Special
Assessment, 144A, 2024, 5.25%, 11/01/53 ............................. 750,000 739,211
d
City of Celina , Sutton Fields East Public Improvement District Phase No. 2 , Special
Assessment , 144A, 2025 , 5.375% , 9/01/45 ............................... 150,000 150,058
d
City of Dayton , Special Assessment , 144A, 2025 , 5.5% , 9/01/55 ................ 350,000 348,265
City of Dripping Springs , Special Assessment , 2025 , 5.625% , 9/01/55 ............ 300,000 299,996
d
City of Ennis , Special Assessment , 144A, 2025 , 5.5% , 9/15/55 ................. 325,000 322,435
City of Houston Airport System , United Airlines, Inc. , Revenue , 2021 A , 4% , 7/01/41 . 1,250,000 1,159,643
d
City of Hutto ,
h
Cottonwood Creek Public Improvement District Improvement Area No. 3, Special
Assessment, 144A, 2026, 5.625%, 9/01/56 ............................. 200,000 197,482
Prairie Winds Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2025, 5.125%, 9/01/45 ............................. 390,000 392,255
d
City of Justin , Timberbrook Public Improvement District No. 2 Improvement Area No. 2 ,
Special Assessment , 144A, 2025 , 6% , 9/01/55 ............................ 500,000 504,080
City of Lavon , Elevon Public Improvement District Improvement Area No. 3-5 , Special
Assessment , 2025 , 5.75% , 9/15/55 .................................... 110,000 110,511

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Lockhart , Seawillow Public Improvement District Improvement Area No. 1 ,
Special Assessment , 2026 , 6.125% , 9/01/56 ............................. $ 115,000 $ 115,712
d
City of Manor ,
EntradenGlen Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2025, 7%, 9/15/55 ................................ 150,000 158,045
Newhaven Public Improvement District, Special Assessment, 144A, 2025, 6%,
9/15/55 ........................................................ 125,000 128,742
d
City of Mansfield , Staybolt Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 6.25% , 9/15/55 ......................... 350,000 361,636
City of Mesquite , Solterra Public Improvement District Improvement Area C-4 , Special
Assessment , 2025 , 5.625% , 9/01/55 ................................... 100,000 101,136
City of Pilot Point ,
Maverick Farms Public Improvement District Major Improvement Area, Special
Assessment, 2026, 7%, 9/15/56 ..................................... 130,000 130,059
Maverick Farms Public Improvement District Major Improvement Area No. 1, Special
Assessment, 2026, 6.25%, 9/15/56 ................................... 145,000 145,072
City of Princeton ,
Special Assessment, 2025, 5.625%, 9/01/55 ............................. 270,000 271,446
d
Eastridge Public Improvement District Improvement Area No. 5, Special Assessment,
144A, 2025, 5.625%, 9/01/55 ....................................... 250,000 251,338
Windmore Public Improvement District Improvement Area No. 3, Special
Assessment, 2025, 5.625%, 9/01/55 .................................. 250,000 251,338
Clifton Higher Education Finance Corp. , IDEA Public Schools , Revenue , 2022 A , 4% ,
8/15/51 ......................................................... 1,200,000 1,020,212
d
County of Denton ,
Green Meadows Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2025, 5.875%, 12/31/45 ............................ 125,000 129,334
Green Meadows Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2025, 6.125%, 12/31/55 ............................ 250,000 258,200
County of Medina , Viera Public Improvement District 1 Improvement Area No. 1
Project , Special Assessment , 2026 , 5.45% , 9/01/46 ........................ 218,000 218,555
Dallas Area Rapid Transit , Revenue, Senior Lien , 2020 A , Refunding , 5% , 12/01/45 .. 7,000,000 7,289,493
Harris County Cultural Education Facilities Finance Corp. ,
Brazos Presbyterian Homes Obligated Group, Revenue, 2016, Refunding, 5%,
1/01/37 ........................................................ 60,000 60,201
YMCA of the Greater Houston Area, Revenue, 2013 A, Refunding, 5%, 6/01/33 ... 1,000,000 953,934
Matagorda County Navigation District No. 1 , AEP Texas, Inc. , Revenue , 2005 A ,
Refunding , AMBAC Insured , 4.4% , 5/01/30 ............................... 1,250,000 1,299,690
New Hope Cultural Education Facilities Finance Corp. , CHF-Collegiate Housing Denton
LLC , Revenue , 2018 A-1 , AG Insured , 4.125% , 7/01/53 ..................... 1,000,000 866,885
d
Port Arthur Housing Authority , Foothill Willow Lakes LLC , Revenue , 144A, 2026 A-S-A ,
7.5% , 10/01/36 ................................................... 300,000 293,001
San Antonio Education Facilities Corp. , University of the Incarnate Word , Revenue ,
2021 A , Refunding , 4% , 4/01/51 ....................................... 1,270,000 1,022,644
Tarrant County Cultural Education Facilities Finance Corp. , Cumberland Rest, Inc.
Obligated Group , Revenue , 2024 , Refunding , 5% , 10/01/49 .................. 1,000,000 997,066
d
Texas Community Housing & Economic Development Corp. , Agape Helotes, Inc. ,
Revenue, Senior Lien , 144A, 2025 A-1 , 6.25% , 1/01/65 ..................... 575,000 536,188
j
Texas Municipal Gas Acquisition & Supply Corp. V , Revenue , 2026 , 5% , 4/01/36 .... 2,000,000 2,085,613
f
Texas Transportation Commission State Highway 249 System , Revenue, First Tier ,
2019 A , 4.67%, 8/01/39 ............................................. 700,000 382,038
e
Texas Transportation Finance Corp. , Revenue , 2025 A , Refunding , 5.5% , 10/01/55 .. 7,000,000 7,531,023
Uptown Development Authority , City of Houston Reinvestment Zone No. 16 , Tax
Allocation , 2021 , Refunding , 3% , 9/01/37 ................................ 900,000 766,362
36,107,430

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
Utah 2.7%
d
Black Desert Public Infrastructure District , Assessment Area 1 , Special Assessment ,
144A, 2024 , 5.625% , 12/01/53 ........................................ $ 1,300,000 $ 1,322,894
d
Downtown Daybreak Public Infrastructure District No. 1 , City of South Jordan South
Station Housing and Transit Reinvestment Zone , Tax Allocation , 144A, 2026 , 5.625% ,
3/01/46 ......................................................... 650,000 661,134
d,f
MIDA Cormont Public Infrastructure District , GO , 144A, 2025 A-2 , 0.868%, 6/01/55 .. 500,000 435,201
d
MIDA Mountain Village Public Infrastructure District ,
Special Assessment, 144A, 2020 A, 5%, 8/01/50 .......................... 1,045,000 1,012,599
Military Recreation Facility Project Area, Tax Allocation, 144A, 2024-2, 6%, 6/15/54 500,000 514,751
Mountain Village Assessment Area 2, Special Assessment, 144A, 2021, 4%, 8/01/50 1,150,000 976,453
Military Installation Development Authority , Military Recreation Facility Project Area ,
Revenue , 2021 A-2 , 4% , 6/01/52 ...................................... 1,000,000 833,374
d
SkyRidge Pegasus Infrastructure Financing District , Assessment Area , Special
Assessment , 144A, 2024 , 5.25% , 12/01/44 ............................... 300,000 302,329
Utah Infrastructure Agency ,
Revenue, 2023, 6%, 10/15/47 ........................................ 1,350,000 1,461,644
Revenue, 2025, 5.25%, 10/15/49 ...................................... 350,000 347,538
7,867,917
Vermont 0.2%
Vermont Educational & Health Buildings Financing Agency , Champlain College, Inc. ,
Revenue , 2016 A , Refunding , 5% , 10/15/46 .............................. 750,000 589,462
Virginia 1.3%
d
Cherry Hill Community Development Authority , Special Assessment , 144A, 2015 , 5.4% ,
3/01/45 ......................................................... 995,000 995,867
James City County Economic Development Authority ,
Virginia United Methodist Homes of Williamsburg, Inc. Obligated Group, Revenue,
2021 A, Refunding, 4%, 6/01/47 ..................................... 1,000,000 810,002
Williamsburg Landing, Inc. Obligated Group, Revenue, 2021 A, Refunding, 4%,
12/01/50 ....................................................... 1,235,000 999,768
d
Lower Magnolia Green Community Development Authority , Special Assessment , 144A,
2015 , 5% , 3/01/35 ................................................. 430,000 430,104
Suffolk Economic Development Authority , EveryAge Obligated Group , Revenue , 2016 ,
Refunding , 5% , 9/01/31 ............................................. 500,000 500,113
3,735,854
Washington 4.2%
Grays Harbor County Public Hospital District No. 1 , Revenue , 2023 , Refunding ,
6.875% , 12/01/53 .................................................. 3,000,000 3,267,738
d
Kalispel Tribe of Indians , Revenue , 144A, 2018 A , 5.25% , 1/01/38 ............... 750,000 760,949
Skagit County Public Hospital District No. 1 , Revenue , 2024 , 5.5% , 12/01/54 ....... 1,000,000 1,016,174
Washington State Housing Finance Commission ,
Revenue, 2023-1, A, 3.375%, 4/20/37 .................................. 3,117,898 2,915,607
g
Revenue, FRN, 2024-1, A, 3.812%, 3/20/40 .............................. 741,001 722,936
d
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2016 A, Refunding, 5%, 1/01/36 ..................................... 1,175,000 1,179,952
d
Seattle Academy of Arts & Sciences, Revenue, 144A, 2023, Refunding, 6.375%,
7/01/63 ........................................................ 560,000 596,069
d
Spokane International Academy, Revenue, 144A, 2021 A, 5%, 7/01/56 .......... 1,130,000 974,316
d
Wesley Homes Lea Hill LLC, Revenue, 144A, 2016, Refunding, 5%, 7/01/36 ..... 580,000 580,256
12,013,997
West Virginia 2.0%
West Virginia Hospital Finance Authority , Vandalia Health, Inc. Obligated Group ,
Revenue , 2023 B , Refunding , 6% , 9/01/48 ............................... 5,250,000 5,665,787

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 8.8%
Public Finance Authority ,
Revenue, 2023-1, A, 5.75%, 7/01/62 ................................... $ 2,082,473 $ 2,157,665
d
AMCP Franklin LLC, Revenue, 144A, 2025 A-T, 10%, 12/01/60 ............... 650,000 654,270
Celanese US Holdings LLC, Revenue, 2016 C, Refunding, 4.3%, 11/01/30 ....... 300,000 299,986
d
CFC-SA LLC, Revenue, Sub. Lien, 144A, 2022 B, 6%, 2/01/62 ................ 1,000,000 1,024,153
d
CHF - Manoa LLC, Revenue, Senior Lien, 144A, 2023 A, 5.75%, 7/01/63 ........ 1,000,000 955,415
d
Church Home of Hartford Obligated Group, Revenue, 144A, 2015 A, Refunding, 5%,
9/01/30 ........................................................ 945,000 945,847
d
Dominium Holdings I LLC, Revenue, 144A, 2024-1, B-1, 6.81%, 4/28/36 ........ 1,425,000 1,477,939
d
Foundation Academy Charter School A NJ Nonprofit Corp., Revenue, 144A, 2024,
5%, 7/01/55 .................................................... 1,000,000 912,621
KSU Bixby Real Estate Foundation LLC, Revenue, Sub. Lien, 2025 B, 5.5%, 6/15/55 410,000 410,569
d
Mary's Woods at Marylhurst Obligated Group, Revenue, 144A, 2017 A, Refunding,
5.25%, 5/15/37 .................................................. 380,000 382,578
d
North Carolina Leadership Charter Academy, Inc., Revenue, 144A, 2019 A, 5%,
6/15/54 ........................................................ 910,000 820,080
Piedmont Community Charter School, Inc., Revenue, 2019, 5%, 6/15/53 ........ 1,150,000 1,084,370
d
Roseman University of Health Sciences, Revenue, 144A, 2020, 5%, 4/01/40 ..... 1,085,000 1,092,975
d
Southminster, Inc. Obligated Group, Revenue, 144A, 2018, 5%, 10/01/48 ........ 800,000 760,916
SR 400 Peach Partners LLC, Revenue, Senior Lien, 2025, 5.75%, 12/31/65 ...... 500,000 511,671
SR 400 Peach Partners LLC, Revenue, Senior Lien, 2025, 6.5%, 12/31/65 ....... 2,100,000 2,312,552
d
UHF RISE Student Housing LLC, Revenue, 144A, 2021 A-1, 4%, 7/01/61 ........ 600,000 416,275
d
UNC Charlotte Marriott Hotel & Conference Center, Revenue, 144A, 2021 A, 4%,
9/01/51 ........................................................ 2,000,000 1,530,006
d
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 1,700,000 1,459,136
Wisconsin Health & Educational Facilities Authority ,
Froedtert ThedaCare Health Obligated Group, Revenue, 2022 A, Refunding, 4%,
4/01/41 ........................................................ 4,000,000 3,913,990
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/57 .................................................... 650,000 507,684
PHW Menomonee Falls, Inc., Revenue, 2024, 6.125%, 10/01/59 .............. 300,000 310,801
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/41 ........................................................ 270,000 252,466
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/45 ........................................................ 1,150,000 1,013,054
25,207,019
U.S. Territories 11.6%
District of Columbia 7.8%
District of Columbia ,
GO, 2023 A, 5%, 1/01/45 ............................................ 6,675,000 7,106,572
Ingleside Presbyterian Retirement Community Obligated Group, Revenue, 2017 A,
5%, 7/01/52 .................................................... 1,000,000 917,831
International School Obligated Group, Revenue, 2019, 5%, 7/01/39 ............ 400,000 407,246
KIPP DC Obligated Group, Revenue, 2019, 4%, 7/01/44 .................... 750,000 675,355
Latin American Montessori Bilingual Public Charter School Obligated Group,
Revenue, 2020, Refunding, 5%, 6/01/50 ............................... 2,470,000 2,256,901
Plenary Infrastructure DC LLC, Revenue, 2022 A, 5.5%, 8/31/35 .............. 1,140,000 1,300,341
Plenary Infrastructure DC LLC, Revenue, 2022 A, 5.5%, 8/31/36 .............. 1,365,000 1,568,134
d
Rocketship DC Obligated Group, Revenue, 144A, 2021 A, 5%, 6/01/61 ......... 400,000 327,178
f
Tobacco Settlement Financing Corp., Revenue, 2006 A, 7.39%, 6/15/46 ......... 7,500,000 1,785,896
e
Metropolitan Washington Airports Authority , Dulles Toll Road , Revenue, Sub. Lien , 2019
B , Refunding , 4% , 10/01/53 .......................................... 1,065,000 909,380
e
Washington Metropolitan Area Transit Authority , Dedicated , Revenue, Second Lien ,
2024 A , 5% , 7/15/56 ................................................ 5,000,000 5,137,751
22,392,585

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 3.8%
Commonwealth of Puerto Rico ,
GO, 2022 A-1, 4%, 7/01/33 .......................................... $ 1,920,000 $ 1,918,891
GO, 2022 A-1, 4%, 7/01/41 .......................................... 3,388,447 3,175,093
i
Puerto Rico Electric Power Authority , Revenue , TT , 5% , 7/01/37 ................ 1,815,000 1,281,844
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ...
4,700,000 4,495,549
10,871,377
Total U.S. Territories .................................................................... 33,263,962
Total Municipal Bonds (Cost $390,519,504) .....................................
390,870,992
Total Long Term Investments (Cost $390,519,504) ...............................
390,870,992
a
a a a a
Short Term Investments 3.9%
Shares
a
Management Investment Companies 3.9%
k,l
Putnam Short Term Investment Fund, Class P, 3.843% ....................... 11,296,546 11,296,546
Total Management Investment Companies (Cost $11,296,546) ....................
11,296,546
Total Short Term Investments (Cost $11,296,546) ................................
11,296,546
a
Total Investments (Cost $401,816,050) 140.1% ..................................
$402,167,538
Remarketed Preferred Shares (34.6)% .........................................
(99,350,000)
Floating Rate Notes Issued (6.5)% .............................................
(18,700,374)
Other Assets, less Liabilities 1.0% .............................................
2,890,015
Net Assets 100.0% ...........................................................
$287,007,179
See Abbreviations on page 32 .
a
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
b
Non-income producing.
c
The maturity date shown represents the mandatory put date.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2026, the aggregate value of these securities was $87,117,594, representing 30.4% of net assets.
e
Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
f
The rate shown represents the yield at period end.
g
The coupon rate shown represents the rate at period end.
h
Security purchased on a when-issued basis. See Note 1(b).
i
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
j
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
k
See Note 4(d) regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.

Putnam Managed Municipal Income Trust
Financial Statements
Statement of Assets and Liabilities
April 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Managed
Municipal
Income Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $390,519,504
Cost - Non-controlled affiliates (Note 4 d ) ........................................................ 11,296,546
Value - Unaffiliated issuers .................................................................. $390,870,992
Value - Non-controlled affiliates (Note 4 d ) ....................................................... 11,296,546
Receivables:
Dividends and interest ..................................................................... 6,299,309
Prepaid expenses .......................................................................... 58,655
Total assets .......................................................................... 408,525,502
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,554,477
Management fees ......................................................................... 385,484
Trustees' fees and expenses ................................................................. 89,758
Floating rate notes issued ................................................................... 18,700,374
Distributions to preferred shareholders (Note 1e) .................................................. 41,478
Preferred share remarketing agent fees ......................................................... 213,815
Accrued interest (Note 1 c ) ................................................................... 109,777
Accrued expenses and other liabilities ........................................................... 73,160
Total liabilities ......................................................................... 22,168,323
Series A remarketed preferred shares: (240 shares authorized and issued at $100,000 per share) (Note 3) ........ 24,000,000
Series C remarketed preferred shares: (1,507 shares authorized and issued at $50,000 per share) (Note 3) ....... 75,350,000
Net assets applicable to common shares, at value .......................................... $287,007,179
Net assets applicable to common shares consist of:
Paid-in capital ............................................................................. $316,208,908
Total distributable earnings (losses) ............................................................. (29,201,729)
Net assets applicable to common shares, at value .......................................... $287,007,179
Common shares outstanding .................................................................. 42,833,397
Net asset value per common share
a
............................................................. $6.70
a
Net asset value per common share may not recalculate due to rounding.

Putnam Managed Municipal Income Trust
Financial Statements
Statement of Operations
for the six months ended April 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
Managed
Municipal
Income Trust
Investment income:
Dividends:
Non-controlled affiliates (Note 4 d ) ............................................................. $72,415
Interest:
Unaffiliated issuers ........................................................................ 9,941,761
Total investment income ................................................................... 10,014,176
Expenses:
Management fees (Note 4 a ) ................................................................... 1,051,952
Transfer agent fees ......................................................................... 76,143
Custodian fees ............................................................................ 970
Reports to shareholders fees .................................................................. 48,529
Registration and filing fees .................................................................... 21,952
Professional fees ........................................................................... 94,808
Trustees' fees and expenses (Note 4 c ) ........................................................... 44,820
Preferred share remarketing agent fees .......................................................... 74,722
Interest expense (Note 1 c ) .................................................................... 252,360
Other .................................................................................... 38,518
Total expenses ......................................................................... 1,704,774
Expenses waived/paid by affiliates (Note 4a and 4 d ) .............................................. (270,966)
Net expenses ......................................................................... 1,433,808
Net investment income ................................................................ 8,580,368
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 262,317
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (109,958)
Net realized and unrealized gain (loss) ............................................................ 152,359
Net increase (decrease) in net assets resulting from operations .......................................... $8,732,727
Distributions to remarketed preferred shareholders (Note 1e) ............................................ (2,136,626)
Net increase (decrease) in net assets applicable to common shares resulting from operations ................... $6,596,101

Putnam Managed Municipal Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Managed Municipal Income Trust
Six Months Ended
April 30, 2026
(unaudited)
Year Ended
October 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $8,580,368 $16,695,448
Net realized gain (loss) ................................................. 262,317 (5,760,088)
Net change in unrealized appreciation (depreciation) ........................... (109,958) 1,155,810
Distributions to remarketed preferred shareholders ............................ (2,136,626) (4,850,639)
Net increase (decrease) in net assets applicable to common shares resulting from operations ...................................................... 6,596,101 7,240,531
Distributions to common shareholders ....................................... (6,810,510) (10,286,525)
Distributions to common shareholders from tax return of capital .................... — (2,655,333)
Total distributions to common shareholders ................................... (6,810,510) (12,941,858)
Capital share transactions from - repurchase of shares (Note 2 ) .................... — (11,232,031)
Net increase (decrease) in net assets ................................... (214,409) (16,933,358)
Net assets applicable to common shares:
Beginning of period ..................................................... 287,221,588 304,154,946
End of period .......................................................... $287,007,179 $287,221,588

Putnam Managed Municipal Income Trust

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Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Putnam Managed Municipal Income Trust (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as a closed-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
On May 15, 2026, the Fund's Board of Trustees approved
a proposal to change the name of the Fund to Franklin
Managed Municipal Income Trust, effective July 15, 2026.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
c. Tender Option Bonds
The Fund may participate in transactions whereby a fixed-
rate bond is transferred to a tender option bond trust (TOB
trust) sponsored by a broker. The TOB trust funds the
purchase of the fixed rate bonds by issuing floating-rate
bonds to third parties and allowing the Fund to retain the
residual interest in the TOB trust’s assets and cash flows,
which are in the form of inverse floating rate bonds. The
inverse floating rate bonds held by the Fund give the Fund

Putnam Managed Municipal Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the Fund, causing the
TOB trust to collapse. The Fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing
by including the fixed-rate bond in the Fund’s portfolio and including the floating rate bond as a liability in the Statement of Assets and Liabilities. At the close of the reporting
period, the Fund’s investments with a value of $26,756,784
were held by the TOB trust and served as collateral for
$18,700,374 in floating-rate bonds outstanding. For the
reporting period ended April 30, 2026, the average monthly
amount of floating rate notes outstanding was $18,325,420,
and the Fund incurred interest expense of $200,602 for
these investments based on an average interest rate of
2.53%.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Dividend
income is recorded on the ex-dividend date.
Distributions to common and preferred shareholders from net
investment income, if any, are recorded by the Fund on the
ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually.
The Fund pays targeted distribution rates to its common
shareholders. Distributions are sourced first from tax-exempt and ordinary income. The balance of the distributions, if
any, comes next from capital gain and then will constitute
a return of capital. A return of capital is not taxable; rather it reduces a shareholder’s tax basis in their shares of the
Fund. The Fund may make return of capital distributions
to achieve the targeted distribution rates. Dividends on
remarketed preferred shares become payable when, as
and if declared by the Trustees. Each dividend period for
the remarketed preferred Series A shares is generally a 28
day period, and generally a 7 day period for Series C. The
applicable dividend rate for the remarketed preferred shares on April 30, 2026 was 4.18% on Series A, and 4.05% for
Series C. The amount and character of income and gains
to be distributed are determined in accordance with income
tax regulations, which may differ from generally accepted
accounting principles. Dividend sources are estimated at
the time of declaration. Actual results may vary. Any non-
taxable return of capital cannot be determined until final
tax calculations are completed after the end of the Fund’s
fiscal year. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution
(or available capital loss carryovers) under income tax
regulations.
During the reporting period, the Fund has experienced
unsuccessful remarketings of its remarketed preferred
shares. As a result, dividends to the remarketed preferred
shares have been paid at the “maximum dividend rate,”
pursuant to the Fund’s by-laws, which, based on the current
credit quality of the remarketed preferred shares, equals
110% of the 60-day “AA” composite commercial paper rate.
f. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
1. Organization and Significant Accounting Policies
(continued)
c. Tender Option Bonds
(continued)

Putnam Managed Municipal Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2026, there were an unlimited number of shares authorized (without par value). During the periods ended April
30, 2026 and October 31, 2025, there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
In September 2025, the Board authorized management to renew the Fund’s open-market share repurchase program.
Under the program, the Fund may purchase, from time to time, fund shares in open-market transactions, at the discretion of management. This authorization remains in effect. Repurchases are made when the Fund’s shares are trading at less than net asset value and therefore increase the net asset value per share of the Fund’s remaining shares. Transactions in the Fund's shares were as follows:
3. Preferred Shares
The Series A (240) and C (1,507) remarketed Preferred shares are redeemable at the option of the Fund on any dividend payment date at a redemption price of $100,000 per Series A remarketed Preferred share and $50,000 per Series C remarketed Preferred share, plus an amount equal to any dividends accumulated on a daily basis but unpaid through the redemption date (whether or not such dividends have been declared) and, in certain circumstances, a call premium.
Period Ended
April 30, 2026
Year Ended
October 31, 2025
Shares Amount Shares Amount
Shares repurchased ............................................. – $– 1,829,334 $11,232,031
Weighted average discount of cost of repurchase to net asset value of shares repurchased ................................................. –% 8.39%
1. Organization and Significant Accounting Policies
(continued)
f. Insurance
(continued)

Putnam Managed Municipal Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
It is anticipated that dividends paid to holders of remarketed preferred shares will be considered tax-exempt dividends under the Internal Revenue Code of 1986. To the extent that the Fund earns taxable income and capital gains by the conclusion of a fiscal year, it may be required to apportion to the holders of the remarketed preferred shares throughout that year additional dividends as necessary to result in an after-tax equivalent to the applicable dividend rate for the period.
Under the 1940 Act, the Fund is required to maintain asset coverage of at least 200% with respect to the remarketed preferred shares. Additionally, the Fund’s bylaws impose more stringent asset coverage requirements and restrictions relating to the rating of the remarketed preferred shares by the shares’ rating agencies. Should these requirements not be met, or should dividends accrued on the remarketed preferred shares not be paid, the Fund may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the remarketed preferred shares. At April 30,
2026, no such restrictions have been placed on the Fund.
4. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or trustees of the following subsidiaries:
a. Management Fees
The Fund pays Advisers for management and investment advisory services quarterly based on the average net assets of the
Fund, including assets attributable to preferred shares. Such fee is based on the following annual rates based on the average weekly net assets attributable to common and preferred shares.
The lesser of (i) 0.550% of average net assets attributable to common and preferred shares outstanding, or (ii) the following rates:
For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.550% of the Fund’s average net assets attributable to common and preferred shares outstanding.
If dividends payable on remarketed preferred shares during any dividend payment period plus any expenses attributable to remarketed preferred shares for that period exceed the Fund’s gross income attributable to the proceeds of the remarketed preferred shares during that period, then the fee payable to Advisers for that period will be reduced by the amount of the
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Annualized Fee Rate Net Assets
0.650% of the first $500 million of average weekly net assets,
0.550% of the next $500 million of average weekly net assets,
0.500% of the next $500 million of average weekly net assets,
0.450% of the next $5 billion of average weekly net assets,
0.425% of the next $5 billion of average weekly net assets,
0.405% of the next $5 billion of average weekly net assets,
0.390% of the next $5 billion of average weekly net assets and
0.380% of any excess thereafter.
3. Preferred Shares
(continued)

Putnam Managed Municipal Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
excess (but not more than the effective management fees rate under the contract multiplied by the liquidation preference of the remarketed preferred shares outstanding during the period). For the reporting period, Advisers reimbursed $270,966 to the Fund. Any amount in excess of the fee payable to Advisers for a given period will be used to reduce any subsequent fee payable to Advisers, as may be necessary. As of the reporting period, this excess amounted to $2,700,796.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees, who were serving prior to
April 25, 2025, to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023.
The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund, who were serving prior to April 25, 2025 and who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in
Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension
Plan with respect to any Trustee first elected after 2003.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended April 30, 2026, the Fund held investments in affiliated management investment companies as follows:
4. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Managed Municipal Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At October 31, 2025, the capital loss carryforwards were as follows:
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2026, aggregated
$31,967,002 and $43,293,766, respectively.
7. Credit Risk and Defaulted Securities
At April 30, 2026, the Fund had 32.4% of its portfolio invested in high yield securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Managed Municipal Income Trust
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.843% ...... $110,154 $38,044,360 $(26,857,968) $— $— $11,296,546 11,296,546 $72,415
Total Affiliated Securities ... $110,154 $38,044,360 $(26,857,968) $— $— $11,296,546 $72,415
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 8,133,562
Long term ................................................................................ 21,817,042
Total capital loss carryforwards ............................................................... $29,950,604
Cost of investments .......................................................................... $401,215,968
Unrealized appreciation ........................................................................ $11,615,833
Unrealized depreciation ........................................................................ (10,664,263)
Net unrealized appreciation (depreciation) .......................................................... $951,570
4. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

Putnam Managed Municipal Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At April
30, 2026, the aggregate value of these securities was $1,443,449, representing 0.5% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2026, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Putnam Managed Municipal Income Trust
Assets:
Investments in Securities:
a
Warrants ............................... $ — $ — $ —
b
$ —
Municipal Bonds ......................... — 390,870,992 — 390,870,992
Short Term Investments ................... 11,296,546 — — 11,296,546
Total Investments in Securities ........... $11,296,546 $390,870,992 $— $402,167,538
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
7. Credit Risk and Defaulted Securities
(continued)

Putnam Managed Municipal Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
9. Distributions Subsequent to April 30, 2026
The following distributions have been declared by the Fund’s Board and are payable subsequent to the period end of this report.
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Record Date  Payable Date Amount
5/21/2026 5/29/2026 $0.0265
6/23/2026 6/30/2026 $0.0330
7/24/2026 7/31/2026 $0.0330
8/24/2026 8/31/2026 $0.0330
Selected Portfolio
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
FRN
Floating Rate Note
GO
General Obligation

PUTNAM MANAGED MUNICIPAL INCOME TRUST

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Semiannual Report
Important Information to Shareholders
Share Repurchase Program
In September 2025, the Trustees of the Fund authorized
a share repurchase program that allows the Fund to
repurchase, beginning October 1, 2025, up to 10% of the
Fund's common shares outstanding as of September 30,
2025.
Managed Distribution Plan
The Fund has implemented a managed distribution plan (the
“Distribution Plan”) whereby the Fund will distribute a level distribution amount to shareholders. Until May 31, 2026,
the Fund made monthly distributions to shareholders at the
rate of $0.0265 per share. Effective June 1, 2026, the Fund
intends to make monthly distributions to shareholders at
the rate of $0.0330 per share. Management will generally
distribute amounts necessary to satisfy the Distribution
Plan and the requirements prescribed by excise tax rules
and Subchapter M of the Internal Revenue Code. The
Distribution Plan is intended to provide shareholders with a consistent distribution each month and is intended to narrow the discount between the market price and the NAV of the
Fund’s common shares, but there is no assurance that the
Distribution Plan will be successful in doing so.
Under the Distribution Plan, to the extent that sufficient
investment income is not available on a monthly basis, the
Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund’s investment
performance from the amount of the Fund’s distributions or
from the terms of the Distribution Plan.
The Board may amend the terms of the Distribution Plan
or terminate the Distribution Plan at any time without prior notice to the Fund’s shareholders, however, at this time
there are no reasonably foreseeable circumstances that
might cause the termination of the Distribution Plan. The
amendment or termination of the Distribution Plan could
have an adverse effect on the market price of the Fund’s
common shares. The Distribution Plan will be subject to the
periodic review by the Board, including a yearly review of
the annual minimum fixed rate to determine if an adjustment
should be made.
Shareholders should not draw any conclusions about the
Fund’s investment performance from the amount of the
current distribution of from the terms of the Distribution Plan.
The Fund will send a Form 1099-DIV to shareholders for
the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes.
In compliance with Rule 19a-1 of the 1940 Act, shareholders
will receive a notice that details the source of income for
each dividend such as net investment income, gain from
the sale of securities and return of principal. However,
determination of the actual source of the Fund’s dividend
can only be made at year-end. The actual source amounts
of all Fund dividends will be included in the Fund’s annual or semiannual reports.
In addition, the tax treatment may differ from the
accounting treatment used to calculate the source of the
Fund’s dividends as shown on shareholders’ statements.
Shareholders should refer to their Form 1099-DIV for
the character and amount of distributions for income tax
reporting purposes. Since each shareholder’s tax situation is unique, it may be advisable to consult a tax advisor as to the appropriate treatment of Fund distributions.

Putnam Managed Municipal Income Trust
Annual Meeting of Shareholders: April 17, 2026 (unaudited)

franklintempleton.com
Semiannual Report
The Annual Meeting of Shareholders of the Fund was held at the Fund’s offices, 1 Madison Ave, New York, NY, on April 17,
2026. The purpose of the meeting was to elect Trustees of the Fund and to fix the number of Trustees for the Fund at eight. At the meeting, the Common Stock Trustees were elected by a majority of the votes entitled to be cast by the holders of shares of the Fund’s Common Shares and Preferred Shares voting together as a single class. Due to a lack of quorum of preferred shareholders, voting as a separate class, the election of the 2 Trustee positions by the preferred shareholders concluded without a shareholder vote. Shareholders also fixed the number of Trustees for the Fund at eight. No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the Annual Meeting are as follows:
1. Election of Trustees:
* Mr. Agdern and Mr. Mason were previously elected as Trustees by the holders of the preferred shares, voting as a separate class, while the other Trustees have been elected by the holders of the preferred shares and common shares voting together as a single class. Mr. Agdern and
Mr. Mason will carry over and continue to serve as Trustees given the lack of quorum of preferred shareholders voting as a separate class.
2. Fixing the number of Trustees at 8:
Term Expiring 2027 For
% of
Shares
Present
% of
Outstanding
Shares Withheld
% of
Shares
Present
% of
Outstanding
Shares
Robert D. Agdern*
............
Carol L. Colman
.............
Anthony Grillo
...............
Eileen A. Kamerick
...........
Nisha Kumar
................
Peter Mason*
...............
Hillary A. Sale
...............
Jane E. Trust
................
54
25,932,498
31,190,755
26,132,828
30,871,034
54
26,191,269
31,782,650
100.00%
77.05%
92.68%
77.65%
91.73%
100.0%
77.82%
94.44%
3.09%
60.54%
72.81%
61.00%
72.06%
3.09%
61.14%
74.19%
0
7,720,728
2,462,471
7,520,397
2,782,192
0
7,461,957
1,870,576
0.00%
22.94%
7.31%
22.34%
8.26%
0.00%
22.17%
5.55%
0.00%
18.02%
5.74%
17.55%
6.49%
0.00%
17.42%
4.36%
Shares
Voted
% of
Outstanding
Shares
% of
Shares
Present
For
.......................
Against
....................
Abstain
....................
30,901,427
2,075,648
676,153
91.82%
6.16%
2.00%
72.14%
4.84%
1.57%

Putnam Managed Municipal Income Trust

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Semiannual Report
Dividend Reinvestment and Cash Purchase Plan
Putnam Managed Municipal Income Trust, Putnam Master Intermediate Income Trust, Putnam Municipal Opportunities Trust
and Putnam Premier Income Trust (each, a “Fund” and collectively, the “Funds”) each offer a dividend reinvestment plan
(each, a “Plan” and collectively, the “Plans”). If you participate in a Plan, all income dividends and capital gain distributions are automatically reinvested in Fund shares by the Fund’s agent, Computershare Trust Company, N.A. (the “Agent”). If you are
not participating in a Plan, every month you will receive all dividends and other distributions in cash, paid by check and mailed directly to you or your intermediary.
Upon a purchase (or, where applicable, upon registration of transfer on the shareholder records of a Fund) of shares of a Fund by a registered shareholder, each such shareholder will be deemed to have elected to participate in that Fund’s Plan. Each such shareholder will have all distributions by a Fund automatically reinvested in additional shares, unless such shareholder elects to terminate participation in a Plan by instructing the Agent to pay future distributions in cash. Shareholders who were not participants in a Plan as of January 31, 2010, will continue to receive distributions in cash but may enroll in a Plan at any time by contacting the Agent.
If you participate in a Fund’s Plan, the Agent will automatically reinvest subsequent distributions, and the Agent will send you a confirmation in the mail telling you how many additional shares were issued to your account.
To change your enrollment status or to request additional information about the Plans, you may contact the Agent in writing at
P.O. Box 43006 Providence, RI 02940-3078 or by calling the Agent at 1-888-888-0151.
How you acquire additional shares through a Plan If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is greater than or equal to their net asset value per share on the payment date for a distribution, you will be issued shares of the Fund at a value equal to the higher of the net asset value per share on that date or 95% of the market price per share on that date.
If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is less than their net asset value per share on the payment date for a distribution, the Agent will buy Fund shares for participating accounts in the open market.
The Agent will aggregate open-market purchases on behalf of all participants, and the average price (including brokerage commissions) of all shares purchased by the Agent will be the price per share allocable to each participant. The Agent will generally complete these open-market purchases within five business days following the payment date. If, before the Agent has completed open-market purchases, the market price per share (plus estimated brokerage commissions) rises to exceed the net asset value per share on the payment date, then the purchase price may exceed the net asset value per share, potentially resulting in the acquisition of fewer shares than if the distribution had been paid in newly issued shares.
How to withdraw from a Plan Participants may withdraw from a Fund’s Plan at any time by notifying the Agent, either in writing or by telephone. Such withdrawal will be effective immediately if notice is received by the Agent with sufficient time prior to any distribution record date; otherwise, such withdrawal will be effective with respect to any subsequent distribution following notice of withdrawal. There is no penalty for withdrawing from or not participating in a Plan.
Plan administration The Agent will credit all shares acquired for a participant under a Plan to the account in which the participant’s common shares are held. Each participant will be sent reasonably promptly a confirmation by the Agent of each acquisition made for his or her account.
About brokerage fees Each participant pays a proportionate share of any brokerage commissions incurred if the Agent purchases additional shares on the open market, in accordance with the Plans. There are no brokerage charges applied to shares issued directly by the Funds under the Plans.

Putnam Managed Municipal Income Trust
Dividend Reinvestment and Cash Purchase Plan

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Semiannual Report
About taxes and Plan amendments Reinvesting dividend and capital gain distributions in shares of the Funds does not relieve you of tax obligations, which are the same as if you had received cash distributions. The Agent supplies tax information to you and to the IRS annually. Each Fund reserves the right to amend or terminate its Plan upon 30 days’ written notice.
However, the Agent may assign its rights, and delegate its duties, to a successor agent with the prior consent of a Fund and without prior notice to Plan participants.
If your shares are held in a broker or nominee name If your shares are held in the name of a broker or nominee offering a dividend reinvestment service, consult your broker or nominee to ensure that an appropriate election is made on your behalf.
If the broker or nominee holding your shares does not provide a reinvestment service, you may need to register your shares in your own name in order to participate in a Plan.
In the case of record shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners of such shares, the Agent will administer the Plan on the basis of the number of shares certified by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

38918-S 06/26
© 2026 Franklin Templeton Investments. All rights reserved.
Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund’s portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its common stock and preferred stock.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Putnam Managed Municipal Income Trust
Investment Manager Transfer Agent Fund Information
Franklin Advisers, Inc. Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
Toll Free Number:
1-888-888-0151
(800) DIAL BEN
®
/
342-5236

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

(c) Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the 19(a) Notices to Beneficial Owners are attached hereto as Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Managed Municipal Income Trust

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	June 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	June 26, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 26, 2026